Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Other Intangible Assets, Net
Schedule of components of intangible assets

	Thousands of Yen
	2020	2019
Intangible assets subject to amortization:
Software for internal use	¥84,152	¥54,710
Reacquired franchise rights	17,973	9,802
Other	750	10,750
Total	102,875	75,262
Accumulated amortization	(44,330)	(36,694)
Net carrying amount	58,545	38,568

Intangible assets not subject to amortization:
Trademark	38,922	38,922
Goodwill	150,720	78,282
Telephone rights	148	148
Total	189,790	117,352
Total intangible assets	¥248,335	¥155,920

Schedule of estimated aggregate amortization expense for intangible assets

Thousands of Yen
Year ending December 31:
2021	¥24,019
2022	17,857
2023	9,540
2024	6,034
2025	957
Thereafter	138
Total	¥58,545

Schedule of changes in carrying amount of goodwill

Thousands of Yen
Balance at December 31, 2018
Goodwill	¥63,955

Acquisitions of relaxation salons*	22,156
Sales of directly-operated salons to franchisees, and disposal of relaxation salon	(7,829)

Balance at December 31, 2019
Goodwill	78,282

Acquisitions of relaxation salons*	72,438

Balance at December 31, 2020
Goodwill	¥150,720

*Acquisitions for the years ended December 31, 2020 and 2019 relate to relaxation salon acquisitions in the relaxation salon segment. Refer to Note 2.